Investments In Equity Accounted Associates - Castcrown Ltd (Details) $ in Thousands			6 Months Ended
	Aug. 29, 2025 USD ($) shares	Jan. 27, 2022 USD ($) item	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Aug. 28, 2025 USD ($)	Feb. 28, 2023 USD ($)
Disclosure of associates [line items]
Carrying amount of investment			$ 4,464		$ 2,243
Impairment charge			0	$ 0
Castcrown Limited. [member]
Disclosure of associates [line items]
Profit (loss) from continuing operations			3,896
At fair value [member]
Disclosure of associates [line items]
Financial assets			24,252		16,415
Castcrown Limited
Disclosure of associates [line items]
Percentage of shares acquired (in percent)		49.50%
Consideration		$ 2,970
Number of Survival RPG Titles | item		2
Put And Call Option To Obtain Full Control		100.00%
Option premium		$ 1,200						$ 515
Financial liabilities at fair value through profit or loss			0		0
Convertible loan treated as the investments						$ 1,300
Amount of loan converted into shares	$ 8,100
Shares obtained though exercise of a conversion option | shares	1,972
Ownership Interest	57.00%
Profit (loss) from continuing operations				5,742
Share of losses reflected in condensed consolidated statement of profit or loss			2,221	$ 2,846
Carrying amount of investment			4,464		$ 2,243
Castcrown Limited | Convertible Loan [member] | At fair value [member]
Disclosure of associates [line items]
Financial assets							$ 4,328
Castcrown Limited | Castcrown CGU
Disclosure of associates [line items]
Recoverable amount of the CGU			$ 9,912